Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Taxes Payable [Abstract]
Value-added tax, net	$ 957,760	$ 868,805
Company income tax	1,720,195	1,702,093
Other taxes	117,226	115,981
Total	$ 2,795,181	$ 2,686,879